Notes to the Consolidated Statements of Operations - Selling and distribution expenses (Details) - Selling and distribution expenses - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes to the Consolidated Statements of Operations
Personnel	€ (1,314)	€ (363)	€ (2,030)	€ (560)
Amortization and depreciation	(6)	(16)	(6)	(32)
Other	(88)	(169)	(196)	(227)
Total	€ (1,408)	€ (548)	€ (2,232)	€ (819)